Total
1290 GAMCO Small/Mid Cap Value Fund
1290 GAMCO Small/Mid Cap Value Fund – Class A (TNVAX), T (TNVCX), I (TNVIX) and R (TNVRX) Shares
Investment Objective:
Seeks to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 1290 GAMCO Small/Mid Cap Value Fund - USD ($)	Class A Shares		Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		2.50%	none	none
Maximum contingent deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	none	none	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$ 25		$ 25	$ 25	$ 25
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 1290 GAMCO Small/Mid Cap Value Fund		Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%	none	0.50%
Other Expenses		0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		1.66%	1.66%	1.41%	1.91%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	1.25%	1.00%	1.50%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 1.00% for Class A shares, Class T shares, Class I shares, and Class R shares of the Fund. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Expense Example - 1290 GAMCO Small/Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	670	1,007	1,366	2,375
Class T Shares	374	721	1,092	2,133
Class I Shares	102	406	732	1,655
Class R Shares	153	560	994	2,199

Expense Example, No Redemption - 1290 GAMCO Small/Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	670	1,007	1,366	2,375
Class T Shares	374	721	1,092	2,133
Class I Shares	102	406	732	1,655
Class R Shares	153	560	994	2,199

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For the Fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment.

The Fund invests primarily in common stocks, but it also may invest in other securities that GAMCO Asset Management Inc. (“GAMCO” or the “Sub-Adviser”) believes provide opportunities for capital growth, such as preferred stocks and warrants. The Fund also may invest up to 20% of its net assets in foreign securities.

GAMCO utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios. The Sub-Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Fund. The Sub-Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an informed investor would pay for the company. This approach will often lead the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Sub-Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

The Fund may also lend its portfolio securities to earn additional income.
Principal Risks:
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The following risks can negatively affect the Fund’s performance. The most significant risks are presented first, followed by additional principal risks in alphabetical order.

Equity Risk: In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Mid-Cap and Small-Cap Company Risk: Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.

Investment Style Risk: The Fund may use a particular style or set of styles — in this case, a “value” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that, notwithstanding that a stock is selling at a discount to its perceived true worth, the stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually have been appropriately priced at the time of investment.

Sector Risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Securities Risk: Investments in foreign securities involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Fund’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the U.S.), governmental instability, or other political or economic actions, also may adversely impact security values. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Currency Risk: Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.
Large Shareholder Risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates, other Funds advised by the Adviser (including funds of funds), or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Market Risk: The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Portfolio Management Risk: The Fund is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Fund. In addition, many processes used in Fund management, including security selection, rely, in whole or in part, on the use of various technologies. The Fund may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Fund.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral and may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. Securities lending may introduce leverage into the Fund. In addition, delays may occur in the recovery of loaned securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2019, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance.

The performance results shown in the bar chart do not reflect any sales charges or account fees, which would reduce the performance results.

The performance of Class T shares for periods prior to March 1, 2017 has been adjusted to reflect the current sales charges applicable to Class T shares.
Calendar Year Annual Total Returns — Class I

Best quarter (% and time period)	Worst quarter (% and time period)
14.77% (2019 1st Quarter)	–17.64% (2018 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns - 1290 GAMCO Small/Mid Cap Value Fund	One Year	Five Years	Since Inception	Inception Date
Class I Shares	19.82%	7.31%	7.65%	Nov. 12, 2014
Class I Shares | returns after taxes on distributions	19.11%	6.47%	6.77%	Nov. 12, 2014
Class I Shares | returns after taxes on distributions and sale of fund shares	11.86%	5.36%	5.62%	Nov. 12, 2014
Class A Shares	12.92%	5.84%	6.21%	Nov. 12, 2014
Class T Shares	16.96%	6.78%	7.13%	Nov. 12, 2014
Class R Shares	19.34%	6.79%	7.13%	Nov. 12, 2014
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	23.56%	7.18%	7.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.